Inventories - Major Classes of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 92,929	$ 106,955
Work-in-process	27,730	31,611
Finished goods	97,814	121,655
Gross inventories	218,473	260,221
Excess and obsolete reserves	(22,531)	(31,823)
Net inventories	$ 195,942	$ 228,398